INCOME TAX - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Government subsidy	¥ 4,197	¥ 3,763
Accrued expenses	14,024	23,324
Asset retirement obligation	4,412	2,377
Net operating loss carry forwards	170,267	141,749
Total gross deferred tax assets	192,900	171,213
Valuation allowance on deferred tax assets	(152,241)	(134,935)	¥ (118,952)	¥ (116,403)
Deferred tax assets, net of valuation allowance	40,659	36,278
Deferred tax liabilities:
Property and equipment	(52,417)	(36,644)
Intangible assets	(82,305)	(22,914)
Prepaid land use rights	(1,693)	(1,733)
Obligation under capital lease and other financing obligations	(14,216)	(15,641)
Total deferred tax liabilities	(150,631)	(76,932)
Net deferred tax liabilities	(109,972)	(40,654)
Analysis as:
Deferred tax assets	14,305	12,626
Deferred tax liabilities	(124,277)	(53,280)
Net deferred tax liabilities	¥ (109,972)	¥ (40,654)